Risks and concentration (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedules of concentration of Risk, by risk factor
Customers which contributed more than 10% of total revenue are as below:

	For the year ended December 31,
	2022	2023	2024
Customer A	47%	42%	0%
Customer B	33%	1%	31%
Customer C	17%	1%	0%
Customer D	1%	56%	20%
Customer E	0%	0%	10%